Schedule II - Valuation and Qualifying Accounts (Consolidated) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for doubtful accounts and notes receivable [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at January 1	$ 25	$ 4	$ 5
Charged to Expense	5	23	2
Other	0	0	0
Deductions	(17)	(2)	(3)
Balance at December 31	13	25	4
Deferred tax asset valuation allowance [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at January 1	3,040	1,254	675
Charged to Expense	7,376	2,067	560
Other	(26)	(8)	19
Deductions	(176)	(273)	0
Balance at December 31	10,214	3,040	1,254
Restructuring accruals [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at January 1	48	53	80
Charged to Expense	(1)	70	65
Other	0	(2)	1
Deductions	(24)	(73)	(93)
Balance at December 31	$ 23	$ 48	$ 53